Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 59,599	$ 69,593		$ 3,177
Prepaid expenses and other current assets	618	914		1,092
Total current assets	60,217	70,507		4,269
Property and equipment, net	119	117		174
Right-of-use assets	184	228
Deposits and other assets	18	27		17
Total assets	68,538	70,879		4,460
Current liabilities:
Accounts payable	744	519		486
Accrued expenses	715	548		1,210
Accrued compensation expense	462	748		173
Accrued clinical trial and grant expenses	219	462		1,063
Current operating lease liabilities	199	185
Current debt				2,200
Total current liabilities	2,385	2,462		5,132
Long term operating lease liabilities		52
Total liabilities	2,385	2,514		5,132
Commitments and contingencies
Stockholders' equity:
Preferred stock, no par value, 10,000 shares authorized; none outstanding
Common stock, no par value; 300,000 shares authorized; shares issued and outstanding: 39,409 as of March 31, 2022 and December 31, 2021	347,940	347,940		270,126
Additional paid-in capital	49,402	49,389		49,314
Accumulated other comprehensive loss	(392)	(379)		(448)
Accumulated deficit	(330,797)	(328,585)		(319,664)
Total stockholders' equity	66,153	68,365	$ 21,006	(672)	$ 7,275
Total liabilities and stockholders' equity	$ 68,538	$ 70,879		$ 4,460